NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks — 96.3%
Automobile Manufacturers — 1.2%
Tesla, Inc.*(a)	8,685	$3,725,952
Commodity Chemicals — 3.0%
Dow, Inc.	72,150	3,394,658
LG Chem Ltd. (South Korea)	7,560	4,224,594
Methanex Corp. (Canada)(a)	77,490	1,890,756
		9,510,008
Construction Machinery & Heavy Trucks — 1.0%
Cummins, Inc.	14,180	2,994,249
Construction Materials — 1.2%
HeidelbergCement AG (Germany)	61,765	3,779,577
Copper — 5.1%
Antofagasta PLC (Chile)	297,290	3,905,615
First Quantum Minerals Ltd. (Zambia)	559,687	4,989,287
Freeport-McMoRan, Inc.	340,265	5,321,745
Lundin Mining Corp. (Chile)	300,687	1,677,822
		15,894,469
Diversified Chemicals — 0.8%
BASF SE (Germany)	39,210	2,383,470
Diversified Metals & Mining — 7.2%
BHP Group Ltd. (Australia)	430,203	10,995,742
Rio Tinto PLC (Australia)	189,681	11,389,896
		22,385,638
Electric Utilities — 4.2%
Enel SpA (Italy)	408,150	3,542,067
NextEra Energy, Inc.	11,890	3,300,189
Orsted A/S (Denmark), 144A	23,791	3,264,383
Xcel Energy, Inc.	45,230	3,121,322
		13,227,961
Electrical Components & Equipment — 6.6%
Generac Holdings, Inc.*	21,125	4,090,645
Plug Power, Inc.*(a)	347,700	4,662,657
Schneider Electric SE (France)	25,260	3,130,738
Sunrun, Inc.*(a)	78,250	6,030,728
Varta AG (Germany)*(a)	18,695	2,619,387
		20,534,155
Electronic Components — 1.3%
Samsung SDI Co. Ltd. (South Korea)	10,745	3,985,449
Fertilizers & Agricultural Chemicals — 2.6%
FMC Corp.	54,290	5,749,854
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	69,350	2,248,327
		7,998,181
Gold — 5.8%
Barrick Gold Corp. (Canada)(a)	259,710	7,300,448
Newcrest Mining Ltd. (Australia)	156,066	3,495,468
Newmont Corp.	113,610	7,208,554
		18,004,470
	Shares	Value
Common Stocks (continued)
Heavy Electrical Equipment — 3.3%
NEL ASA (Norway)*	943,940	$1,712,908
TPI Composites, Inc.*(a)	136,805	3,961,873
Vestas Wind Systems A/S (Denmark)	28,555	4,613,880
		10,288,661
Industrial Conglomerates — 0.5%
General Electric Co.	251,585	1,567,375
Industrial Gases — 8.0%
Air Liquide SA (France)	47,367	7,510,192
Air Products & Chemicals, Inc.	24,805	7,388,417
Linde PLC (United Kingdom)	42,705	10,169,342
		25,067,951
Industrial Machinery — 1.8%
Chart Industries, Inc.*	77,900	5,474,033
Integrated Oil & Gas — 7.7%
BP PLC (United Kingdom)	1,177,626	3,423,755
Chevron Corp.	63,260	4,554,720
Equinor ASA (Norway)	300,710	4,273,006
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	255,700	3,176,086
TOTAL SE (France)	256,266	8,743,403
		24,170,970
Metal & Glass Containers — 2.3%
Ball Corp.	43,615	3,625,279
Crown Holdings, Inc.*	45,560	3,501,741
		7,127,020
Oil & Gas Equipment & Services — 0.9%
Baker Hughes Co.	216,265	2,874,162
Oil & Gas Exploration & Production — 4.9%
Concho Resources, Inc.	33,950	1,497,874
ConocoPhillips	135,065	4,435,534
EQT Corp.	161,800	2,092,074
Hess Corp.	45,060	1,844,306
Parsley Energy, Inc. (Class A Stock)(a)	160,210	1,499,566
Pioneer Natural Resources Co.	46,601	4,007,220
		15,376,574
Oil & Gas Refining & Marketing — 6.7%
Neste OYJ (Finland)	104,696	5,498,569
Phillips 66	57,520	2,981,837
Reliance Industries Ltd. (India)	134,693	4,087,916
Renewable Energy Group, Inc.*(a)	64,180	3,428,495
Valero Energy Corp.	116,382	5,041,668
		21,038,485
Oil & Gas Storage & Transportation — 4.6%
Kinder Morgan, Inc.	390,970	4,820,660
TC Energy Corp. (Canada)	56,249	2,361,398
Williams Cos., Inc. (The)	356,745	7,010,039
		14,192,097
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NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	$—
Railroads — 2.3%
Kansas City Southern	20,810	3,763,072
Union Pacific Corp.	17,560	3,457,037
		7,220,109
Renewable Electricity — 1.9%
Scatec Solar ASA (Norway), 144A	82,375	1,904,802
Sunnova Energy International, Inc.*(a)	135,355	4,116,146
		6,020,948
Semiconductor Equipment — 3.1%
Enphase Energy, Inc.*(a)	60,400	4,988,436
SolarEdge Technologies, Inc.*(a)	20,250	4,826,587
		9,815,023
Semiconductors — 0.6%
SunPower Corp.*(a)	145,865	1,824,771
Specialty Chemicals — 7.7%
Axalta Coating Systems Ltd.*	123,470	2,737,330
DuPont de Nemours, Inc.	57,975	3,216,453
Ecolab, Inc.	28,758	5,746,999
PPG Industries, Inc.	31,915	3,896,183
Sherwin-Williams Co. (The)	7,485	5,215,099
Shin-Etsu Chemical Co. Ltd. (Japan)	23,600	3,080,277
		23,892,341

Total Common Stocks (cost $244,783,311)		300,374,099
Exchange-Traded Fund — 2.3%
Invesco Solar ETF(a)	108,970	7,060,166
(cost $2,375,478)

Total Long-Term Investments (cost $247,158,789)		307,434,265
Short-Term Investments — 16.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	5,682,908	5,682,908
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $46,291,368; includes $46,284,223 of cash collateral for securities on loan)(b)(w)	46,325,272	$46,316,007

Total Short-Term Investments (cost $51,974,276)		51,998,915

TOTAL INVESTMENTS—115.2% (cost $299,133,065)		359,433,180

Liabilities in excess of other assets — (15.2)%		(47,552,447)

Net Assets — 100.0%		$311,880,733

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,782,878; cash collateral of $46,284,223 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the original cost of such security is $1,102,975. The value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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